Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies
Schedule of comparative figures

This reclassification has no impact on the loss before tax or the net assets of the group in any year presented.

	2017 reclassification continuing operations	2017 original basis continuing operations
	£’000	£’000

Research and development costs	8,329	9,829
Distribution costs, sales and marketing	170	170
Administrative costs	4,266	2,766
Impairment	1,500	1,500
	14,265	14,265

Schedule of entities

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Trading company
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) (until 1 November 2018)	Trading company
Dara Therapeutics, Inc. (until 1 November 2018)	Dormant
Midatech Pharma Pty	Trading company

Schedule of intangibles assets useful economic lives

The significant intangibles recognised by the Group and their useful economic lives are as follows:

Goodwill IPRD	- -	Indefinite life In process, not yet amortising
IT and website costs	-	4 years
Product and marketing rights	-	Between 2 and 12 years

Schedule of depreciation rates of property, plant and equipment

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives. It is provided at the following rates:

Fixtures and fittings Leasehold improvements	- -	25% per annum straight line the shorter of 10% per annum straight line or over the lease term
Computer equipment	-	25% per annum straight line
Laboratory equipment	-	15% - 25% per annum straight line